Fair Value Measurements - Summary of the change in the fair value of the derivative warrant liabilities (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Warrant liabilities at beginning	$ 133,334	$ 3,866,667	$ 2,266,667	$ 3,866,667	$ 0
Issuance of Public and Private Placement Warrants					12,579,167
Public Warrants transferred to Level 1					(7,312,500)
Change In Fair Value Of Warrant Liabilities	(66,667)	(1,600,000)	(2,133,333)	(3,733,333)	(1,400,000)
Warrant liabilities at ending	$ 66,667	$ 2,266,667	$ 133,334	$ 133,334	$ 3,866,667